Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Finished goods	€ 635	€ 389
Raw materials and supplies	375	210
Spare parts and other	147	82
Total inventories	1,157	681
Write-down of inventories	€ 41	€ 29	€ 25